New and revised IFRS accounting pronouncements	12 Months Ended
Dec. 31, 2025
New and revised IFRS accounting pronouncements
4.	New and revised IFRS accounting pronouncements:

(a)	New accounting standards, amendments and interpretations adopted:

The Company has adopted the amendments effective January 1, 2025 related to IAS 21 The Effects of Changes in Foreign Exchange Rates relating to instances where exchangeability of a foreign currency is lacking. These amendments did not have a material impact on the Company’s financial statements, additional disclosures were provided as required.

(b)	New accounting standards, amendments and interpretations not yet adopted:

A number of new standards, and amendments to standards and interpretations, are not yet effective for the year ended December 31, 2025, and have not been early adopted in preparing these consolidated financial statements.

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements to improve reporting of financial performance. IFRS 18 replaces IAS 1 Presentation of Financial Statements. It carries forward many requirements from IAS 1. IFRS 18 applies to annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The standard must be applied retrospectively with restatement of comparative information. The key new concepts introduced in IFRS 18 relate to: the structure of the statement of profit or loss; required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements; and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes. The Company is currently assessing the impact and efforts related to adopting IFRS 18. The Company expects the standard will primarily affect the presentation and disclosure of information within the consolidated financial statements.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 14

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments. These amendments clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance targets); and update the disclosures for equity instruments designated at fair value through other comprehensive income. These amendments apply to annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted and the amendments are to be applied retrospectively. The Company does not expect these amendments to have a material impact on its consolidated financial statements.

For annual reporting periods beginning on or after January 1, 2025, the IASB issued Lack of Exchangeability, amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates. The amendments clarify how an entity should assess whether a currency is exchangeable and how to determine the appropriate spot exchange rate when exchangeability is lacking. The amendments also require additional disclosures to help users of the financial statements understand how the inability to exchange one currency for another affects, or is expected to affect, the entity’s financial position, financial performance, and cash flows. The Company does not expect these amendments to have a material impact on its consolidated financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates and are not expected to have a significant impact on the Company’s consolidated financial statements.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 15